Annual Fund Operating Expenses - BATS: High Income Taxable Series	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2036
BATS: High Income Taxable Series
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%	[1]
Component2 Other Expenses	0.06%	[2]
Other Expenses (as a percentage of Assets):	0.11%	[1],[2]
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	0.12%	[3]
Fee Waiver or Reimbursement	(0.11%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.01%	[1],[2],[4]

[1]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 29, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive its administration fee through June 30, 2036. On July 1 of each year, the waiver agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten‑year term. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees of BlackRock Allocation Target Shares (the “Trust”) who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”)), of the Trust (the “Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Fund.

[2]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the trustees of the Trust who are not “affiliated persons” (as defined in the Investment Company Act) of BlackRock, counsel to the Independent Trustees and the independent registered public accounting firm that provides audit services to the Fund. As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 29, BlackRock has contractually agreed to reimburse, or provide offsetting credits to, the Fund for Independent Expenses through June 30, 2036. On July 1 of each year, the reimbursement agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten‑year term. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund.

[3]
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual financial statements and additional information, which do not include Acquired Fund Fees and Expenses.

[4]
You should also be aware that the Fund is an investment option for certain “wrap‑fee” programs or other separately managed account clients for which BlackRock Investment Management, LLC or certain of its affiliates (individually or collectively referred to as “BIM LLC”) receives compensation pursuant to an investment management agreement. Wrap‑fee program participants pay a “wrap‑fee” to the sponsor of the program which typically covers investment advice and transaction costs on trades executed with the sponsor or a designated broker-dealer. You should read carefully the wrap‑fee or other program brochure provided to you by your program sponsor or investment adviser. The brochure is required to include information about the fees charged to you and, in case of a wrap‑fee program, the fees paid by the sponsor to BIM LLC.